Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of cash flows [abstract]
Interest received	$ 19,761	$ 20,419	$ 25,159
Interest paid	6,552	7,167	10,573
Dividends received	$ 801	$ 711	$ 447